Inventories by Major Category (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Raw materials	$ 32,450	$ 27,953	$ 27,709
Woodyard logs	8,902	5,931	3,863
Work-in-process	15,334	19,120	16,416
Finished goods	85,078	87,585	67,817
Replacement parts and other supplies	28,421	26,287	26,711
Inventories	$ 170,185	$ 166,876	$ 142,516